First Trust Nasdaq Bank ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq US Smart Banks(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	13.27%	10.55%
Nasdaq US Benchmark Banks(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.89%	16.76%	13.86%
Nasdaq US Benchmark(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.56%	13.33%	14.84%
First Trust Nasdaq Bank ETF
Prospectus [Line Items]
Average Annual Return, Percent		21.32%	12.55%	9.83%
Performance Inception Date	Sep. 20, 2016
First Trust Nasdaq Bank ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.29%	11.40%	8.70%
First Trust Nasdaq Bank ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.56%	9.39%	7.38%